Cash and Cash Equivalents	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

Note 4 — CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of the following (in thousands):

	September 30, 2025	December 31, 2024
Cash and cash equivalents:
Cash	$293	$744
Money market funds	1,707	7,158
Total cash and cash equivalents	$2,000	$7,902

Note 4 — CASH and CASH EQUIVALENTS

Cash and cash equivalents consist of the following (in thousands):

	December 31,
	2024	2023
Cash and cash equivalents:
Cash	$744	$1,725
Money market funds	7,158	4,393
Total cash and cash equivalents	$7,902	$6,118